MORTGAGE DEBT AND BANK LOANS	9 Months Ended
Sep. 30, 2018
Disclosure Of Mortgage Debt And Bank Loans [Abstract]
MORTGAGE DEBT AND BANK LOANS

NOTE 4 – MORTGAGE DEBT AND BANK LOANS

USDm	30 September 2018	30 September 2017	31 December 2017

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	95.3	82.3	92.7
Falling due between one and two years	86.8	138.8	86.7
Falling due between two and three years	291.3	72.2	82.2
Falling due between three and four years	155.3	283.5	346.7
Falling due between four and five years	23.1	119.1	89.2
Falling due after five years	82.1	50.4	28.3
Total	733.9	746.3	725.8

The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 5.3m (30 September 2017: USD 3.4m, 31 December 2017: USD 4.8m), which are amortized over the term of the loans.

As of 30 September 2018, TORM was in compliance with the financial covenants. TORM expects to remain in compliance with the financial covenants in the remaining period of 2018.

During the first nine months of 2018, TORM signed a financing agreement with Danish Ship Finance to extend an existing financing agreement with collateral in nine vessels. The new financing agreement amounts to USD 79.4m and extends the final facility maturity by two years from 2019 to 2021.

Additionally, TORM signed a financing agreement with ABN AMRO for USD 70m financing newbuildings with expected drawdown at the end of 2019 and maturity in 2024.

The main conditions in the agreements are in line with the Company's existing loan agreements.